Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Equity component of convertible debentures, transaction costs		$ 789
Equity component of convertible debentures, taxes		5,232
Issue costs, net of taxes		101
Settlement of derivative financial instruments, taxes		2,824
Accumulated other comprehensive loss comprises items that will not be recycled	$ 37,600	2,200
Accumulated other comprehensive loss comprises items that may be recycled	$ 61,100	$ 700